INTERNATIONAL CORE EQUITY PORTFOLIO
International Core Equity Portfolio
Investment Objective
The investment objective of the International Core Equity Portfolio is to achieve long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses you may pay if you buy and hold shares of the International Core Equity Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	INTERNATIONAL CORE EQUITY PORTFOLIO INSTITUTIONAL CLASS USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	INTERNATIONAL CORE EQUITY PORTFOLIO INSTITUTIONAL CLASS
Management Fee	0.27%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.30%

EXAMPLE
This Example is meant to help you compare the cost of investing in the International Core Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
INTERNATIONAL CORE EQUITY PORTFOLIO | INSTITUTIONAL CLASS | USD ($)	31	97	169	381

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
INTERNATIONAL CORE EQUITY PORTFOLIO | INSTITUTIONAL CLASS | USD ($)	31	97	169	381

PORTFOLIO TURNOVER
The International Core Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Core Equity Portfolio’s performance. During the most recent fiscal year, the International Core Equity Portfolio’s portfolio turnover rate was 4% of the average value of its investment portfolio.
Principal Investment Strategies
The International Core Equity Portfolio purchases a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small capitalization, value and high profitability companies as compared to their representation in the International Universe. For purposes of this Portfolio, Dimensional Fund Advisors LP (the “Advisor”) defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the Advisor’s Investment Committee. The Portfolio’s increased exposure to small capitalization, value and high profitability companies may be achieved by decreasing the allocation of the International Core Equity Portfolio’s assets to the largest growth or low profitability companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization, value, and/or high profitability companies. An equity issuer is considered a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing growth and value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing growth, value or profitability are subject to change from time to time.

The International Core Equity Portfolio intends to purchase securities of companies associated with developed market countries that the Advisor has designated as approved markets. As a non-fundamental policy, under normal circumstances, the International Core Equity Portfolio will invest at least 80% of its net assets in equity securities. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. The percentage allocation of the assets of the International Core Equity Portfolio to securities of the largest growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. As of December 31, 2018, securities of the largest growth companies in the International Universe comprised approximately 14% of the International Universe and the Advisor allocated approximately 4% of the International Core Equity Portfolio to securities of the largest growth companies in the International Universe. The percentage by which the Portfolio’s allocation to securities of the largest growth companies is reduced will change due to market movements and other factors. The Advisor may also adjust the representation in the International Core Equity Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate, given market conditions.

The International Core Equity Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Core Equity Portfolio also may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The International Core Equity Portfolio may lend its portfolio securities to generate additional income.
Principal Risks
Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Core Equity Portfolio does not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the International Core Equity Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Core Equity Portfolio may lose money and there may be a delay in recovering the loaned securities. The International Core Equity Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The International Core Equity Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Performance
The bar chart and table immediately following illustrate the variability of the International Core Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the International Core Equity Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The International Core Equity Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the International Core Equity Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
International Core Equity Portfolio Institutional Class Shares—Total Returns

January 2009-December  2018
Highest Quarter	Lowest Quarter
31.34% (4/09–6/09)	-21.27% (7/11–9/11)

Annualized Returns (%) <br/>Periods ending December 31, 2018
Average Annual Total Returns - INTERNATIONAL CORE EQUITY PORTFOLIO	1 Year	5 Years	10 Years
INSTITUTIONAL CLASS	(17.40%)	0.89%	7.51%
INSTITUTIONAL CLASS | Return After Taxes on Distributions	(17.85%)	0.22%	6.84%
INSTITUTIONAL CLASS | Return After Taxes on Distributions and Sale of Portfolio Shares	(9.80%)	0.66%	6.06%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	(14.09%)	0.34%	6.24%